Offerings - Offering: 1	Mar. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	3,593,750
Proposed Maximum Offering Price per Unit	9.00
Maximum Aggregate Offering Price	$ 32,343,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,466.67
Offering Note	(1) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Includes additional Class A ordinary shares that the underwriters have the option to purchase to cover any over-allotments. (2) Pursuant to Rule 416 under the Securities Act, there is also being registered hereby such indeterminate number of additional Class A ordinary shares of the Registrant as may be issued or issuable because of share splits, share dividends, share distributions, and similar transactions.